As filed with the United States Securities and Exchange Commission on September 28, 2010
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 100	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 101	☑

(Check appropriate box or boxes.)
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, Texas 77046
(Name and Address of Agent of Service)
Copy to:

Peter Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 2500 Houston, Texas 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on October 31, 2010, pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on [date] pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     on [date], pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement
Cover Page
This Post-Effective Amendment No. 100, Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate October 31, 2010, as the new effective date for Post-Effective Amendment No. 97, Amendment No. 98 filed pursuant to Rule 485(a)(2) under the Securities Act on July 16, 2010. This Post-Effective Amendment No. 100, Amendment No. 101 neither amends nor supersedes any information contained in Post-Effective Amendment No. 97, Amendment No. 98.
Contents of Registration Statement
Prospectus and Statement of Additional Information — Invesco Balanced-Risk Commodity Strategy Fund - incorporated by reference to Post-Effective Amendment No. 97, Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed on July 16, 2010, Edgar Accession No. 0000950123-10-065981.
Part C — incorporated by reference to Post-Effective Amendment No. 97, Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed on July 16, 2010, Edgar Accession No. 0000950123-10-065981.
Signature Page
The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 97, Amendment No. 98 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission from October 1, 2010 to October 31, 2010.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of September, 2010.

Registrant:	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	September 28, 2010

/s/ David C. Arch** (David C. Arch)	Trustee	September 28, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	September 28, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	September 28, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	September 28, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	September 28, 2010

/s/ Rod Dammeyer** (Rod Dammeyer)	Trustee	September 28, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	September 28, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	September 28, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	September 28, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	September 28, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	September 28, 2010

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	September 28, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	September 28, 2010

/s/ Hugo F. Sonnenschein** (Hugo F. Sonnenschein)	Trustee	September 28, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	September 28, 2010

/s/ Wayne W. Whalen** (Wayne W. Whalen)	Trustee	September 28, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	September 28, 2010

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 89 on February 5, 2010.

**	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 98 on July 26, 2010.